Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	¥ 188,831	¥ 153,850	¥ 106,107
Discontinued Operations [Member]
Property and Equipment, Net (Details) [Line Items]
Depreciation expenses	¥ 66,126	¥ 62,441	¥ 61,156